Consolidated Income Statement - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
CONTINUING OPERATIONS
Revenues	$ 6,627	$ 6,348
Operating expenses	(4,280)	(4,370)
Depreciation	(140)	(177)
Other operating gains, net	211	34
Operating profit	1,834	1,242
Finance costs, net:
Net interest expense	(196)	(196)
Other finance income	444	8
Income before tax and equity method investments	2,082	1,054
Share of post-tax (losses) earnings in equity method investments	(432)	6,240
Tax expense	(259)	(1,607)
Earnings from continuing operations	1,391	5,687
(Loss) earnings from discontinued operations, net of tax	(53)	2
Net earnings	1,338	5,689
Earnings attributable to common shareholders	$ 1,338	$ 5,689
Basic earnings per share
From continuing operations	$ 2.87	$ 11.52
From discontinued operations	(0.11)	0.01
Basic earnings per share	2.76	11.53
Diluted earnings per share
From continuing operations	2.86	11.5
From discontinued operations	(0.11)	0
Diluted earnings per share	$ 2.75	$ 11.5
Computer software [member]
CONTINUING OPERATIONS
Amortization	$ (485)	$ (474)
Other identifiable intangible assets [member]
CONTINUING OPERATIONS
Amortization	$ (99)	$ (119)